Vessels - Vessel deliveries (Details) $ in Millions	1 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2021 equipment	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker agreement	Sep. 30, 2019 USD ($) tanker	Dec. 31, 2021 tanker	Dec. 31, 2020 tanker	Dec. 31, 2019 USD ($)	Feb. 28, 2021 tanker	Apr. 30, 2020 tanker	Jun. 30, 2019 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of equipment cost estimated to require replacement value of vessel					10.00%
Ballast water treatment systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of ballast water treatment systems		55				22
Payments to acquire property, plant, and equipment | $		$ 36.2
Ships to be installed with scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			77
Exhaust gas cleaning system
Disclosure of detailed information about property, plant and equipment [line items]
Payments to acquire property, plant, and equipment | $			$ 116.1	$ 30.3			$ 146.6
Number of agreements | agreement			2
Number of vessels					1	46
Exhaust gas cleaning system | Option exercised
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels				7						14
Postpone installation of scrubbers | Option exercised
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels								19	19
Scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of ballast water treatment systems | equipment	6